Income Taxes - Schedule of Income Tax Recognized Directly in Equity (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Current and deferred tax relating to items charged or credited directly to equity [line items]
Deferred income tax expense (recovery) recognized in equity	[1]	$ (65)	$ 542
Origination and reversal of temporary differences [member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Deferred income tax expense (recovery) recognized in equity			(1,447)
Write-down of previously recognized temporary differences [member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Deferred income tax expense (recovery) recognized in equity		$ (65)	$ 1,989

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "DIT" = Deferred Income Taxes; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.